Debt - Scheduled Principal Payments for Debt and Capital Lease Obligations (Details) $ in Millions	Dec. 31, 2023 USD ($)
Debt and other notes
2024	$ 5,128
2025	4,581
2026	7,983
2027	3,300
2028	1,800
Minimum finance lease obligations
2024	84
2025	76
2026	55
2027	24
2028	$ 3